15. Income Taxes (Details-Deferred taxes) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 25,487,000	$ 33,394,000
Research and development tax credit carryforwards	1,789,000	1,746,000
Stock-based compensation	3,697,000	5,439,000
Allowances and accruals	1,118,000	1,232,000
Other deferred tax assets	284,000	240,000
State income taxes	1,000	4,000
Basis difference in assets	(3,000)	1,000
Total deferred tax assets	32,373,000	42,056,000
Deferred tax liabilities:
Deferred tax assets	32,373,000	42,056,000
Valuation allowance	(32,373,000)	(42,056,000)
Deferred tax assets	$ 0	$ 0